Investments, at Fair Value - Debt Securities, Allowance for Credit Loss (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning balance	$ 31,290	$ 18,669	$ 13,726	$ 18,669	$ 0	$ 0
Increase in OTTI amounts previously recognized	0	12,608	4,943	12,621	0	0
Ending balance	$ 31,290	$ 31,277	18,669	31,290	13,726	0
Credit related OTTI not previously recognized			$ 0	$ 0	$ 13,726	$ 0